Schedule of Investments (unaudited)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
ATI, Inc.(a)	205,675	$ 17,757,980
BWX Technologies, Inc.	110,757	15,955,653
Curtiss-Wright Corp.	55,419	27,074,952
Hexcel Corp.	118,401	6,688,473
Huntington Ingalls Industries, Inc.	57,533	13,891,918
L3Harris Technologies, Inc.	275,374	69,074,814
Leonardo DRS, Inc.	66,664	3,098,543
Loar Holdings, Inc.(a)(b)	6,412	552,522
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	154,444	5,892,039
StandardAero, Inc.(a)(b)	190,119	6,017,266
Textron, Inc.	266,374	21,387,168
Woodward, Inc.	87,376	21,414,984
		208,806,312
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	172,819	16,581,983
Expeditors International of Washington, Inc.	202,278	23,110,261
GXO Logistics, Inc.(a)(b)	168,615	8,211,551
		47,903,795
Automobile Components — 0.4%
Aptiv PLC(a)	337,088	22,996,143
BorgWarner, Inc.	324,802	10,874,371
Gentex Corp.	332,131	7,303,561
Lear Corp.	78,935	7,497,246
QuantumScape Corp., Class A(a)(b)	608,337	4,088,025
		52,759,346
Automobiles — 0.7%
Ford Motor Co.	5,760,799	62,504,669
Harley-Davidson, Inc.	165,759	3,911,912
Lucid Group, Inc.(a)(b)	1,824,739	3,850,199
Rivian Automotive, Inc., Class A(a)(b)	1,141,062	15,678,192
Thor Industries, Inc.	75,086	6,668,388
		92,613,360
Banks — 3.3%
Bank OZK	158,210	7,445,363
BOK Financial Corp.	33,862	3,305,947
Citizens Financial Group, Inc.	644,383	28,836,139
Columbia Banking System, Inc.	309,485	7,235,759
Comerica, Inc.	193,673	11,552,594
Commerce Bancshares, Inc.	181,765	11,300,330
Cullen/Frost Bankers, Inc.	87,685	11,271,030
East West Bancorp, Inc.	202,033	20,401,292
Fifth Third Bancorp	985,193	40,520,988
First Citizens BancShares, Inc., Class A(b)	14,559	28,484,247
First Hawaiian, Inc.	183,572	4,581,957
First Horizon Corp.	740,097	15,690,056
FNB Corp.	524,756	7,650,943
Huntington Bancshares, Inc.	2,136,351	35,805,243
KeyCorp	1,394,799	24,297,399
M&T Bank Corp.	239,876	46,533,545
Pinnacle Financial Partners, Inc.	105,665	11,666,473
Popular, Inc.	90,839	10,011,366
Prosperity Bancshares, Inc.	136,654	9,598,577
Regions Financial Corp.	1,334,714	31,392,473
SouthState Corp.	147,986	13,619,152
Synovus Financial Corp.	206,535	10,688,186
Webster Financial Corp.	246,900	13,480,740
Western Alliance Bancorp	126,495	9,864,080
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	97,470	$ 12,084,331
Zions Bancorp N.A.	216,168	11,227,766
		438,545,976
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(a)	11,805	2,252,512
Brown-Forman Corp., Class A	70,150	1,927,020
Brown-Forman Corp., Class B, NVS	217,924	5,864,335
Coca-Cola Consolidated, Inc.	66,144	7,384,978
Constellation Brands, Inc., Class A	193,099	31,413,345
Molson Coors Beverage Co., Class B	247,576	11,905,930
Primo Brands Corp., Class A	381,021	11,285,842
		72,033,962
Biotechnology — 1.0%
Biogen, Inc.(a)	215,208	27,027,973
BioMarin Pharmaceutical, Inc.(a)	279,474	15,362,686
Exact Sciences Corp.(a)	258,812	13,753,270
Exelixis, Inc.(a)	76,724	3,381,610
Incyte Corp.(a)	174,386	11,875,687
Insmed, Inc.(a)	16,426	1,653,113
Ionis Pharmaceuticals, Inc.(a)(b)	19,399	766,454
Moderna, Inc.(a)	521,546	14,389,454
Neurocrine Biosciences, Inc.(a)	20,505	2,577,273
Revolution Medicines, Inc.(a)	257,302	9,466,141
Roivant Sciences Ltd.(a)(b)	561,219	6,324,938
Sarepta Therapeutics, Inc.(a)	22,785	389,624
United Therapeutics Corp.(a)	65,486	18,817,402
Viking Therapeutics, Inc.(a)(b)	147,211	3,901,091
		129,686,716
Broadline Retail — 0.5%
Dillard’s, Inc., Class A(b)	4,376	1,828,424
eBay, Inc.	679,291	50,580,008
Etsy, Inc.(a)	64,495	3,235,069
Macy’s, Inc.	412,510	4,809,867
Ollie’s Bargain Outlet Holdings, Inc.(a)	90,985	11,990,003
		72,443,371
Building Products — 1.2%
A. O. Smith Corp.	171,838	11,267,418
Advanced Drainage Systems, Inc.	104,883	12,046,861
Allegion PLC	126,791	18,273,119
Armstrong World Industries, Inc.	44,518	7,231,504
AZEK Co., Inc. (The), Class A(a)	75,150	4,084,402
Builders FirstSource, Inc.(a)	165,642	19,328,765
Carlisle Cos., Inc.	55,775	20,826,385
Fortune Brands Innovations, Inc.	179,405	9,235,769
Hayward Holdings, Inc.(a)	297,144	4,100,587
Masco Corp.	311,672	20,059,210
Owens Corning	125,230	17,221,630
Simpson Manufacturing Co., Inc.	56,726	8,810,115
Trex Co., Inc.(a)	157,833	8,582,959
		161,068,724
Capital Markets — 5.7%
Affiliated Managers Group, Inc.	41,298	8,126,207
Ameriprise Financial, Inc.	13,072	6,976,918
Bank of New York Mellon Corp. (The)	980,312	89,316,226
Carlyle Group, Inc. (The)	385,658	19,822,821
Cboe Global Markets, Inc.	154,266	35,976,374
Coinbase Global, Inc., Class A(a)	274,681	96,272,944
Evercore, Inc., Class A	54,230	14,643,185
FactSet Research Systems, Inc.	52,395	23,435,236
Franklin Resources, Inc.	453,452	10,814,830
Freedom Holding Corp.(a)(b)	3,716	542,722

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Hamilton Lane, Inc., Class A	20,153	$ 2,864,144
Houlihan Lokey, Inc., Class A	49,414	8,892,049
Invesco Ltd.	538,634	8,494,258
Janus Henderson Group PLC	187,240	7,272,402
Jefferies Financial Group, Inc.	171,509	9,379,827
Lazard, Inc.	129,907	6,232,938
MarketAxess Holdings, Inc.	54,205	12,106,145
Morningstar, Inc.	11,150	3,500,319
MSCI, Inc., Class A	56,374	32,513,141
Nasdaq, Inc.	608,168	54,382,382
Northern Trust Corp.	285,344	36,178,766
Raymond James Financial, Inc.	270,075	41,421,403
Robinhood Markets, Inc., Class A(a)	945,906	88,565,179
SEI Investments Co.	153,481	13,791,803
State Street Corp.	425,793	45,278,828
Stifel Financial Corp.	148,240	15,384,347
T Rowe Price Group, Inc.	321,984	31,071,456
TPG, Inc., Class A	13,228	693,809
Tradeweb Markets, Inc., Class A	157,596	23,072,054
Virtu Financial, Inc., Class A	119,742	5,363,244
XP, Inc., Class A	551,633	11,142,987
		763,528,944
Chemicals — 2.8%
Albemarle Corp.	175,156	10,977,026
Ashland, Inc.	68,500	3,444,180
Axalta Coating Systems Ltd.(a)	322,617	9,578,499
Celanese Corp., Class A	163,914	9,069,362
CF Industries Holdings, Inc.	244,386	22,483,512
Corteva, Inc.	1,009,500	75,238,035
Dow, Inc.	1,046,332	27,706,871
DuPont de Nemours, Inc.	616,912	42,313,994
Eastman Chemical Co.	170,340	12,717,584
Element Solutions, Inc.	332,281	7,526,165
FMC Corp.	183,056	7,642,588
Huntsman Corp.	237,269	2,472,343
International Flavors & Fragrances, Inc.	377,294	27,749,974
LyondellBasell Industries NV, Class A	380,219	21,999,471
Mosaic Co. (The)	464,901	16,959,588
NewMarket Corp.	8,727	6,029,135
Olin Corp.	171,317	3,441,759
PPG Industries, Inc.	335,472	38,159,940
RPM International, Inc.	187,919	20,641,023
Scotts Miracle-Gro Co. (The)	64,218	4,235,819
Westlake Corp.	49,548	3,762,180
		374,149,048
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(a)	74,630	17,252,963
MSA Safety, Inc.	54,280	9,093,528
RB Global, Inc.(b)	257,396	27,332,881
Tetra Tech, Inc.	323,559	11,635,182
Veralto Corp.	212,670	21,469,037
		86,783,591
Communications Equipment — 0.5%
Ciena Corp.(a)	207,604	16,884,433
F5, Inc.(a)(b)	84,975	25,009,842
Juniper Networks, Inc.	485,803	19,398,114
Lumentum Holdings, Inc.(a)(b)	93,579	8,895,620
		70,188,009
Construction & Engineering — 0.9%
AECOM	194,969	22,004,201
API Group Corp.(a)(b)	363,576	18,560,555
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	42,717	$ 22,848,896
Everus Construction Group, Inc.(a)	74,697	4,745,501
MasTec, Inc.(a)	73,078	12,454,684
Quanta Services, Inc.	48,888	18,483,575
Valmont Industries, Inc.	29,632	9,676,922
WillScot Holdings Corp., Class A	196,233	5,376,784
		114,151,118
Construction Materials — 0.8%
Eagle Materials, Inc.	45,894	9,275,636
Martin Marietta Materials, Inc.	88,534	48,601,625
Vulcan Materials Co.	195,078	50,880,244
		108,757,505
Consumer Finance — 0.7%
Ally Financial, Inc.	358,421	13,960,498
Credit Acceptance Corp.(a)(b)	9,002	4,585,889
OneMain Holdings, Inc.	177,191	10,099,887
SLM Corp.	268,275	8,796,737
SoFi Technologies, Inc.(a)(b)	1,350,406	24,590,893
Synchrony Financial	562,567	37,545,722
		99,579,626
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	610,912	13,140,717
BJ’s Wholesale Club Holdings, Inc.(a)	164,853	17,776,099
Casey’s General Stores, Inc.	46,482	23,718,370
Dollar General Corp.	324,483	37,114,366
Dollar Tree, Inc.(a)(b)	300,238	29,735,571
Kroger Co. (The)	894,847	64,187,375
Maplebear, Inc.(a)(b)	256,307	11,595,329
Performance Food Group Co.(a)	197,504	17,275,675
Sysco Corp.	332,878	25,212,180
U.S. Foods Holding Corp.(a)	339,071	26,111,858
Walgreens Boots Alliance, Inc.	1,061,546	12,186,548
		278,054,088
Containers & Packaging — 1.7%
Amcor PLC	3,358,167	30,861,555
AptarGroup, Inc.	96,848	15,149,933
Avery Dennison Corp.	114,780	20,140,447
Ball Corp.	417,150	23,397,944
Crown Holdings, Inc.	170,357	17,543,364
Graphic Packaging Holding Co.	440,363	9,278,448
International Paper Co.	774,306	36,260,750
Packaging Corp. of America	130,070	24,511,691
Sealed Air Corp.	198,757	6,167,430
Silgan Holdings, Inc.	129,567	7,019,940
Smurfit WestRock PLC	766,449	33,072,274
Sonoco Products Co.	144,347	6,287,755
		229,691,531
Distributors — 0.4%
Genuine Parts Co.	204,360	24,790,912
LKQ Corp.	382,538	14,157,731
Pool Corp.	43,198	12,591,353
		51,539,996
Diversified Consumer Services — 0.3%
ADT, Inc.	525,784	4,453,390
Bright Horizons Family Solutions, Inc.(a)	73,469	9,080,034
Grand Canyon Education, Inc.(a)	29,516	5,578,524
H&R Block, Inc.	162,974	8,945,643
Service Corp. International	205,673	16,741,782
		44,799,373

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.2%
WP Carey, Inc.	319,406	$ 19,924,546
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	19,123	893,618
Frontier Communications Parent, Inc.(a)	348,253	12,676,409
GCI Liberty, Inc. Escrow, Class A(a)(c)	193,912	2
Iridium Communications, Inc.	128,558	3,878,595
Liberty Global Ltd., Class A(a)	236,510	2,367,465
Liberty Global Ltd., Class C, NVS(a)	215,838	2,225,290
		22,041,379
Electric Utilities — 3.3%
Alliant Energy Corp.	377,992	22,857,176
Edison International	561,219	28,958,900
Entergy Corp.	636,216	52,882,274
Evergy, Inc.	338,794	23,353,070
Eversource Energy	542,762	34,530,519
Exelon Corp.	1,491,687	64,769,050
FirstEnergy Corp.	808,074	32,533,059
IDACORP, Inc.	80,039	9,240,503
OGE Energy Corp.	296,750	13,169,765
PG&E Corp.	3,236,461	45,116,266
Pinnacle West Capital Corp.	176,254	15,769,445
PPL Corp.	1,092,531	37,025,876
Xcel Energy, Inc.	851,933	58,016,637
		438,222,540
Electrical Equipment — 1.6%
Acuity, Inc.	45,381	13,538,968
AMETEK, Inc.	339,951	61,517,533
Generac Holdings, Inc.(a)(b)	86,657	12,410,149
Hubbell, Inc.	79,086	32,299,513
nVent Electric PLC	239,940	17,575,605
Regal Rexnord Corp.	97,179	14,087,068
Rockwell Automation, Inc.	153,606	51,023,305
Sensata Technologies Holding PLC	213,155	6,418,097
		208,870,238
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.(a)	77,044	9,817,717
Avnet, Inc.	126,656	6,722,901
CDW Corp.	179,846	32,118,697
Cognex Corp.	246,720	7,825,958
Coherent Corp.(a)	226,968	20,247,815
Corning, Inc.	1,153,064	60,639,636
Crane NXT Co.	72,147	3,888,723
Flex Ltd.(a)	562,457	28,077,854
Ingram Micro Holding Corp.(b)	30,029	625,804
IPG Photonics Corp.(a)	37,765	2,592,567
Jabil, Inc.	54,663	11,922,000
Keysight Technologies, Inc.(a)(b)	254,193	41,652,065
Littelfuse, Inc.	36,247	8,218,282
Ralliant Corp.(a)	166,144	8,056,338
TD SYNNEX Corp.	115,997	15,740,793
Teledyne Technologies, Inc.(a)	68,579	35,133,708
Trimble, Inc.(a)	351,385	26,698,232
Vontier Corp.	219,292	8,091,875
Zebra Technologies Corp., Class A(a)	75,185	23,184,047
		351,255,012
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	1,462,423	56,069,298
Halliburton Co.	1,269,038	25,862,994
NOV, Inc.	556,927	6,922,603
Security	Shares	Value
Energy Equipment & Services (continued)
TechnipFMC PLC	611,874	$ 21,072,940
Weatherford International PLC	103,913	5,227,863
		115,155,698
Entertainment — 1.5%
Electronic Arts, Inc.	384,873	61,464,218
Liberty Media Corp. - Liberty Formula One, Class A(a)	22,396	2,126,724
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	214,002	22,363,209
Liberty Media Corp. - Liberty Live, Class A(a)	29,758	2,365,166
Liberty Media Corp. - Liberty Live, Class C, NVS(a)(b)	67,652	5,490,636
Madison Square Garden Sports Corp., Class A(a)	23,485	4,907,191
Roku, Inc., Class A(a)	165,115	14,511,957
Take-Two Interactive Software, Inc.(a)	174,800	42,450,180
TKO Group Holdings, Inc., Class A	58,822	10,702,663
Warner Bros Discovery, Inc., Class A(a)(b)	3,291,567	37,721,358
		204,103,302
Financial Services — 1.6%
Affirm Holdings, Inc., Class A(a)(b)	162,219	11,215,822
Block, Inc., Class A(a)	506,775	34,425,226
Euronet Worldwide, Inc.(a)(b)	60,053	6,088,173
Fidelity National Information Services, Inc.	777,271	63,277,632
Global Payments, Inc.	361,488	28,933,499
Jack Henry & Associates, Inc.	107,622	19,390,256
MGIC Investment Corp.	344,390	9,587,818
Mr. Cooper Group, Inc.(a)	93,122	13,894,734
Rocket Cos., Inc., Class A(b)	340,967	4,834,912
TFS Financial Corp.	80,129	1,037,670
UWM Holdings Corp., Class A	207,575	859,360
Voya Financial, Inc.	142,015	10,083,065
Western Union Co. (The)	371,651	3,129,301
WEX, Inc.(a)(b)	46,239	6,792,047
		213,549,515
Food Products — 2.6%
Archer-Daniels-Midland Co.	706,172	37,271,758
Bunge Global SA	195,768	15,716,255
Conagra Brands, Inc.	701,277	14,355,140
Darling Ingredients, Inc.(a)	204,478	7,757,895
Flowers Foods, Inc.	277,521	4,434,786
Freshpet, Inc.(a)	50,949	3,462,494
General Mills, Inc.	809,255	41,927,502
Hershey Co. (The)	189,201	31,397,906
Hormel Foods Corp.	429,678	12,997,760
Ingredion, Inc.	94,989	12,882,408
J M Smucker Co. (The)	152,481	14,973,634
Kellanova	410,562	32,651,996
Kraft Heinz Co. (The)	1,259,878	32,530,050
Lamb Weston Holdings, Inc.	202,771	10,513,676
McCormick & Co., Inc., NVS	374,283	28,378,137
Pilgrim’s Pride Corp.	61,340	2,759,073
Post Holdings, Inc.(a)	74,919	8,168,419
Seaboard Corp.	375	1,072,950
Smithfield Foods, Inc.	35,756	841,339
The Campbell’s Co.	286,440	8,779,386
Tyson Foods, Inc., Class A	413,148	23,111,499
		345,984,063
Gas Utilities — 0.5%
Atmos Energy Corp.	233,516	35,987,151
MDU Resources Group, Inc.	298,132	4,969,860

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
National Fuel Gas Co.	132,605	$ 11,232,970
UGI Corp.	320,269	11,664,197
		63,854,178
Ground Transportation — 1.0%
Avis Budget Group, Inc.(a)	16,772	2,835,307
JB Hunt Transport Services, Inc.	117,623	16,890,663
Knight-Swift Transportation Holdings, Inc.	233,718	10,337,347
Landstar System, Inc.	51,149	7,110,734
Lyft, Inc., Class A(a)	492,195	7,756,993
Old Dominion Freight Line, Inc.	259,512	42,118,797
Ryder System, Inc.	59,532	9,465,588
Saia, Inc.(a)(b)	39,624	10,856,580
Schneider National, Inc., Class B	75,368	1,820,137
U-Haul Holding Co.(a)(b)	9,326	564,782
U-Haul Holding Co., NVS	93,124	5,063,152
XPO, Inc.(a)	134,813	17,025,534
		131,845,614
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.(a)	101,304	19,179,886
Baxter International, Inc.	754,449	22,844,716
Cooper Cos., Inc. (The)(a)(b)	293,318	20,872,509
DENTSPLY SIRONA, Inc.	291,414	4,627,654
Envista Holdings Corp.(a)(b)	250,705	4,898,776
GE HealthCare Technologies, Inc.	675,606	50,042,136
Globus Medical, Inc., Class A(a)	167,076	9,860,826
Hologic, Inc.(a)	328,495	21,404,734
ResMed, Inc.	164,494	42,439,452
Solventum Corp.(a)	204,653	15,520,883
STERIS PLC	144,622	34,741,097
Teleflex, Inc.	65,799	7,787,970
Zimmer Biomet Holdings, Inc.	291,911	26,625,202
		280,845,841
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	133,635	3,032,178
Amedisys, Inc.(a)	47,593	4,682,675
Cardinal Health, Inc.	177,557	29,829,576
Centene Corp.(a)	733,367	39,807,161
Chemed Corp.	19,294	9,394,827
Encompass Health Corp.	147,517	18,090,010
Henry Schein, Inc.(a)	163,085	11,913,359
Humana, Inc.	178,058	43,531,620
Labcorp Holdings, Inc.	123,394	32,392,159
Molina Healthcare, Inc.(a)	35,831	10,674,055
Quest Diagnostics, Inc.	164,683	29,582,007
Tenet Healthcare Corp.(a)	134,949	23,751,024
Universal Health Services, Inc., Class B	80,999	14,672,969
		271,353,620
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	252,317	18,325,784
Healthcare Realty Trust, Inc.	488,312	7,744,628
Healthpeak Properties, Inc.	1,022,052	17,896,130
Medical Properties Trust, Inc.(b)	731,641	3,153,373
Omega Healthcare Investors, Inc.	423,212	15,510,720
Ventas, Inc.	644,061	40,672,452
		103,303,087
Health Care Technology — 0.1%
Certara, Inc.(a)	178,566	2,089,222
Veeva Systems, Inc., Class A(a)	44,589	12,840,740
		14,929,962
Security	Shares	Value
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	1,012,799	$ 15,556,593
Park Hotels & Resorts, Inc.	293,198	2,999,415
		18,556,008
Hotels, Restaurants & Leisure — 1.4%
Aramark	390,950	16,369,077
Boyd Gaming Corp.	86,134	6,738,263
Caesars Entertainment, Inc.(a)(b)	303,378	8,612,901
Carnival Corp.(a)	1,102,001	30,988,268
Choice Hotels International, Inc.(b)	27,879	3,537,288
Churchill Downs, Inc.	14,867	1,501,567
Darden Restaurants, Inc.	8,506	1,854,053
Domino’s Pizza, Inc.	32,741	14,753,095
Flutter Entertainment PLC(a)	44,881	12,825,195
Hyatt Hotels Corp., Class A	59,241	8,273,006
MGM Resorts International(a)(b)	302,307	10,396,338
Norwegian Cruise Line Holdings Ltd.(a)	63,666	1,291,146
Penn Entertainment, Inc.(a)(b)	222,983	3,984,706
Restaurant Brands International, Inc.	174,600	11,574,234
Travel + Leisure Co.	64,935	3,351,295
Vail Resorts, Inc.	9,564	1,502,791
Wendy’s Co. (The)	139,260	1,590,349
Wyndham Hotels & Resorts, Inc.	12,583	1,021,865
Wynn Resorts Ltd.	123,296	11,549,136
Yum! Brands, Inc.	273,101	40,468,106
		192,182,679
Household Durables — 1.9%
DR Horton, Inc.	404,865	52,195,196
Garmin Ltd.	239,796	50,050,221
Lennar Corp., Class A	336,967	37,271,920
Lennar Corp., Class B	16,211	1,706,208
Mohawk Industries, Inc.(a)	75,494	7,914,791
Newell Brands, Inc.	612,417	3,307,052
NVR, Inc.(a)	4,136	30,547,090
PulteGroup, Inc.	295,230	31,134,956
SharkNinja, Inc.(a)	85,940	8,507,200
Toll Brothers, Inc.	145,512	16,607,284
TopBuild Corp.(a)	40,360	13,066,146
Whirlpool Corp.	78,812	7,993,113
		260,301,177
Household Products — 0.4%
Church & Dwight Co., Inc.	363,431	34,929,353
Clorox Co. (The)	182,053	21,859,104
Reynolds Consumer Products, Inc.	80,463	1,723,518
		58,511,975
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,047,089	11,015,376
Brookfield Renewable Corp.	199,977	6,555,246
Clearway Energy, Inc., Class A	50,707	1,534,394
Clearway Energy, Inc., Class C	120,112	3,843,584
Talen Energy Corp.(a)(b)	67,145	19,523,752
		42,472,352
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	418,892	6,966,174
EastGroup Properties, Inc.	77,171	12,896,817
First Industrial Realty Trust, Inc.	188,210	9,058,547
Lineage, Inc.(b)	102,863	4,476,598
Rexford Industrial Realty, Inc.	351,477	12,502,037
STAG Industrial, Inc.	277,678	10,074,158
		55,974,331

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 5.3%
Allstate Corp. (The)	389,534	$ 78,417,089
American Financial Group, Inc.	99,837	12,600,428
Arch Capital Group Ltd.	540,507	49,213,162
Assurant, Inc.	76,208	15,050,318
Assured Guaranty Ltd.	70,540	6,144,034
Axis Capital Holdings Ltd.	114,659	11,903,897
Brighthouse Financial, Inc.(a)	90,062	4,842,634
Brown & Brown, Inc.	363,963	40,352,578
Cincinnati Financial Corp.	228,901	34,087,937
CNA Financial Corp.	35,134	1,634,785
Everest Group Ltd.	54,053	18,369,912
Fidelity National Financial, Inc., Class A	382,819	21,460,833
First American Financial Corp.	146,794	9,011,684
Globe Life, Inc.	124,613	15,488,150
Hanover Insurance Group, Inc. (The)	54,377	9,237,021
Hartford Insurance Group, Inc. (The)	420,271	53,319,782
Kemper Corp.	91,827	5,926,515
Lincoln National Corp.	253,726	8,778,920
Loews Corp.(b)	255,012	23,374,400
Markel Group, Inc.(a)(b)	14,741	29,443,084
Old Republic International Corp.	344,783	13,253,458
Primerica, Inc.	49,724	13,607,967
Principal Financial Group, Inc.	330,930	26,285,770
Prudential Financial, Inc.	524,922	56,397,620
Reinsurance Group of America, Inc.	97,448	19,329,785
RenaissanceRe Holdings Ltd.	71,228	17,301,281
RLI Corp.	116,609	8,421,502
Unum Group	258,737	20,895,600
W R Berkley Corp.	451,011	33,135,778
White Mountains Insurance Group Ltd.(b)	3,743	6,721,380
Willis Towers Watson PLC	146,861	45,012,896
		709,020,200
Interactive Media & Services — 0.3%
IAC, Inc.(a)	97,424	3,637,812
Match Group, Inc.	361,595	11,169,670
Pinterest, Inc., Class A(a)	440,585	15,799,378
Trump Media & Technology Group Corp., Class A(a)(b)	70,082	1,264,279
ZoomInfo Technologies, Inc., Class A(a)	434,963	4,401,826
		36,272,965
IT Services — 1.6%
Akamai Technologies, Inc.(a)(b)	211,412	16,862,221
Amdocs Ltd.	164,385	14,998,487
Cognizant Technology Solutions Corp., Class A	729,208	56,900,100
DXC Technology Co.(a)	265,368	4,057,477
EPAM Systems, Inc.(a)	80,649	14,260,356
Globant SA(a)(b)	57,240	5,199,682
Kyndryl Holdings, Inc.(a)	322,029	13,512,337
MongoDB, Inc., Class A(a)	105,007	22,050,420
Okta, Inc., Class A(a)	147,025	14,698,089
Twilio, Inc., Class A(a)	172,654	21,471,251
VeriSign, Inc.	118,112	34,110,746
		218,121,166
Leisure Products — 0.2%
Brunswick Corp.	96,901	5,352,811
Hasbro, Inc.	194,565	14,362,788
Mattel, Inc.(a)	473,762	9,342,587
YETI Holdings, Inc.(a)	123,478	3,892,027
		32,950,213
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	420,484	49,621,317
Security	Shares	Value
Life Sciences Tools & Services (continued)
Avantor, Inc.(a)(b)	983,571	$ 13,238,866
Bio-Rad Laboratories, Inc., Class A(a)	28,386	6,850,110
Bio-Techne Corp.	233,253	12,000,867
Bruker Corp.	151,110	6,225,732
Charles River Laboratories International, Inc.(a)	72,662	11,025,005
Illumina, Inc.(a)	232,749	22,206,582
IQVIA Holdings, Inc.(a)	258,705	40,769,321
Mettler-Toledo International, Inc.(a)	30,641	35,994,595
QIAGEN NV(b)	313,271	15,055,804
Repligen Corp.(a)	67,942	8,450,626
Revvity, Inc.	176,842	17,104,158
Sotera Health Co.(a)	204,874	2,278,199
Waters Corp.(a)	42,105	14,696,329
West Pharmaceutical Services, Inc.	105,822	23,153,854
		278,671,365
Machinery — 4.8%
AGCO Corp.	91,061	9,393,853
Allison Transmission Holdings, Inc.	104,614	9,937,284
CNH Industrial NV	1,301,347	16,865,457
Crane Co.	72,350	13,738,541
Cummins, Inc.	203,180	66,541,450
Donaldson Co., Inc.	176,983	12,273,771
Dover Corp.	200,074	36,659,559
Esab Corp.	84,019	10,128,490
Flowserve Corp.	192,328	10,068,371
Fortive Corp.	500,847	26,109,154
Gates Industrial Corp. PLC(a)	371,920	8,565,317
Graco, Inc.	244,976	21,060,587
IDEX Corp.	111,547	19,584,307
Ingersoll Rand, Inc.(b)	594,767	49,472,719
ITT, Inc.	118,764	18,625,758
Lincoln Electric Holdings, Inc.	80,184	16,623,747
Middleby Corp. (The)(a)	75,246	10,835,424
Mueller Industries, Inc.	160,499	12,754,855
Nordson Corp.	79,479	17,037,913
Oshkosh Corp.	95,398	10,831,489
Otis Worldwide Corp.	583,132	57,741,731
Pentair PLC	241,139	24,755,330
RBC Bearings, Inc.(a)	36,391	14,003,257
Snap-on, Inc.	75,527	23,502,492
Stanley Black & Decker, Inc.	227,865	15,437,854
Timken Co. (The)	92,698	6,725,240
Toro Co. (The)	147,229	10,406,146
Westinghouse Air Brake Technologies Corp.	249,929	52,322,636
Xylem, Inc.	359,231	46,470,122
		648,472,854
Marine Transportation — 0.1%
Kirby Corp.(a)	84,360	9,567,268
Media — 1.4%
Charter Communications, Inc., Class A(a)(b)	133,870	54,727,395
DoubleVerify Holdings, Inc.(a)	100,074	1,498,108
Fox Corp., Class A, NVS	318,696	17,859,724
Fox Corp., Class B	197,510	10,197,441
Interpublic Group of Cos., Inc. (The)	548,190	13,419,691
Liberty Broadband Corp., Class A(a)	19,828	1,939,575
Liberty Broadband Corp., Class C, NVS(a)	130,713	12,859,545
New York Times Co. (The), Class A	235,436	13,179,707
News Corp., Class A, NVS	558,065	16,585,692
News Corp., Class B	164,908	5,657,993
Nexstar Media Group, Inc., Class A	39,223	6,783,618
Omnicom Group, Inc.	286,332	20,598,724
Paramount Global, Class A(b)	17,202	394,786

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Paramount Global, Class B, NVS	882,855	$ 11,388,829
Sirius XM Holdings, Inc.	278,344	6,393,562
		193,484,390
Metals & Mining — 1.3%
Alcoa Corp.	385,000	11,361,350
Anglogold Ashanti PLC	650,781	29,656,090
Carpenter Technology Corp.	58,595	16,194,486
Cleveland-Cliffs, Inc.(a)(b)	726,689	5,522,836
MP Materials Corp., Class A(a)(b)	177,645	5,910,249
Nucor Corp.	339,316	43,954,995
Reliance, Inc.	77,888	24,449,043
Royal Gold, Inc.	96,594	17,178,277
Steel Dynamics, Inc.	187,351	23,982,802
		178,210,128
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,402,376	12,887,836
Annaly Capital Management, Inc.	882,297	16,604,830
Rithm Capital Corp.	794,118	8,965,592
Starwood Property Trust, Inc.	470,149	9,435,890
		47,894,148
Multi-Utilities — 2.5%
Ameren Corp.	398,606	38,282,120
CenterPoint Energy, Inc.	963,129	35,385,359
CMS Energy Corp.	438,387	30,371,451
Consolidated Edison, Inc.	531,914	53,377,570
DTE Energy Co.	305,310	40,441,363
NiSource, Inc.	695,161	28,042,795
Public Service Enterprise Group, Inc.	736,871	62,029,801
WEC Energy Group, Inc.	471,914	49,173,439
		337,103,898
Office REITs — 0.3%
BXP, Inc.	233,427	15,749,320
Cousins Properties, Inc.	247,577	7,434,737
Highwoods Properties, Inc.	154,698	4,809,561
Kilroy Realty Corp.	172,338	5,912,917
Vornado Realty Trust	263,525	10,077,196
		43,983,731
Oil, Gas & Consumable Fuels — 6.1%
Antero Midstream Corp.	496,219	9,403,350
Antero Resources Corp.(a)	425,901	17,155,292
APA Corp.	525,306	9,607,847
Cheniere Energy, Inc.	179,166	43,630,504
Chord Energy Corp.	87,902	8,513,309
Civitas Resources, Inc.	135,593	3,731,519
Coterra Energy, Inc.	1,114,809	28,293,852
Devon Energy Corp.	917,843	29,196,586
Diamondback Energy, Inc.	280,992	38,608,301
DT Midstream, Inc.	149,178	16,396,154
EQT Corp.	879,714	51,304,921
Expand Energy Corp.	324,495	37,946,445
Hess Corp.	416,999	57,771,042
HF Sinclair Corp.	213,295	8,762,159
Kinder Morgan, Inc.	2,869,573	84,365,446
Marathon Petroleum Corp.	459,847	76,385,185
Matador Resources Co.	171,278	8,173,386
Occidental Petroleum Corp.	993,793	41,749,244
ONEOK, Inc.	922,124	75,272,982
Ovintiv, Inc.	383,867	14,606,139
Permian Resources Corp., Class A	943,261	12,847,215
Phillips 66	558,536	66,633,345
Range Resources Corp.	347,119	14,117,330
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	460,606	$ 61,914,659
Viper Energy, Inc., Class A	192,142	7,326,374
		823,712,586
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	93,143	8,009,367
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	148,322	7,338,973
American Airlines Group, Inc.(a)(b)	903,445	10,136,653
Delta Air Lines, Inc.	963,074	47,363,979
Southwest Airlines Co.	672,921	21,829,557
United Airlines Holdings, Inc.(a)	480,854	38,290,404
		124,959,566
Personal Care Products — 0.8%
BellRing Brands, Inc.(a)	188,382	10,912,969
Coty, Inc., Class A(a)	506,267	2,354,142
elf Beauty, Inc.(a)	81,522	10,144,598
Estee Lauder Cos., Inc. (The), Class A	345,378	27,906,542
Kenvue, Inc.	2,804,478	58,697,724
		110,015,975
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(a)(b)	734,575	10,489,731
Jazz Pharmaceuticals PLC(a)(b)	87,680	9,304,602
Organon & Co.	386,204	3,738,455
Perrigo Co. PLC	200,011	5,344,294
Royalty Pharma PLC, Class A	575,977	20,752,451
Viatris, Inc.	1,748,168	15,611,140
		65,240,673
Professional Services — 2.4%
Amentum Holdings, Inc.(a)	233,743	5,518,672
Broadridge Financial Solutions, Inc.	15,790	3,837,444
CACI International, Inc., Class A(a)	31,981	15,245,343
Clarivate PLC(a)(b)	516,537	2,221,109
Concentrix Corp.	66,721	3,526,538
Dayforce, Inc.(a)(b)	204,551	11,330,080
Dun & Bradstreet Holdings, Inc.	452,372	4,112,061
Equifax, Inc.	151,196	39,215,707
FTI Consulting, Inc.(a)	48,947	7,904,940
Genpact Ltd.	240,172	10,569,970
Jacobs Solutions, Inc.	179,016	23,531,653
KBR, Inc.	175,490	8,412,991
Leidos Holdings, Inc.	187,849	29,635,058
ManpowerGroup, Inc.	68,025	2,748,210
Parsons Corp.(a)	77,674	5,574,663
Paychex, Inc.	327,340	47,614,876
Paycom Software, Inc.	34,234	7,921,748
Paylocity Holding Corp.(a)	5,414	980,963
Robert Half, Inc.	145,930	5,990,427
Science Applications International Corp.	69,381	7,812,994
SS&C Technologies Holdings, Inc.	312,486	25,873,841
TransUnion	286,965	25,252,920
Verisk Analytics, Inc.	82,568	25,719,932
		320,552,140
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(a)	390,563	54,725,688
CoStar Group, Inc.(a)	540,509	43,456,924
Howard Hughes Holdings, Inc.(a)(b)	45,969	3,102,907
Jones Lang LaSalle, Inc.(a)	50,965	13,035,828
Zillow Group, Inc., Class A(a)(b)	72,645	4,975,456
Zillow Group, Inc., Class C, NVS(a)(b)	240,210	16,826,710
		136,123,513

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 1.9%
American Homes 4 Rent, Class A	502,503	$ 18,125,283
AvalonBay Communities, Inc.	210,071	42,749,449
Camden Property Trust	158,029	17,808,288
Equity LifeStyle Properties, Inc.	279,120	17,213,331
Equity Residential	558,398	37,686,281
Essex Property Trust, Inc.	93,950	26,625,430
Invitation Homes, Inc.	900,821	29,546,929
Mid-America Apartment Communities, Inc.	171,336	25,359,441
Sun Communities, Inc.	150,351	19,017,898
UDR, Inc.	460,910	18,818,955
		252,951,285
Retail REITs — 1.7%
Agree Realty Corp.	159,731	11,669,947
Brixmor Property Group, Inc.	450,993	11,743,858
Federal Realty Investment Trust	125,503	11,921,530
Kimco Realty Corp.	989,128	20,791,471
NNN REIT, Inc.	276,314	11,931,239
Realty Income Corp.	1,317,894	75,923,873
Regency Centers Corp.	265,767	18,930,583
Simon Property Group, Inc.	371,877	59,782,946
		222,695,447
Semiconductors & Semiconductor Equipment — 1.8%
Allegro MicroSystems, Inc.(a)(b)	180,743	6,179,603
Amkor Technology, Inc.	168,272	3,532,029
Cirrus Logic, Inc.(a)	77,520	8,081,848
Entegris, Inc.	185,660	14,973,479
First Solar, Inc.(a)	149,391	24,730,186
GLOBALFOUNDRIES, Inc.(a)	150,452	5,747,267
Lattice Semiconductor Corp.(a)(b)	28,688	1,405,425
MACOM Technology Solutions Holdings, Inc.(a)	70,732	10,135,188
Microchip Technology, Inc.	778,783	54,802,960
MKS, Inc.	99,862	9,922,288
ON Semiconductor Corp.(a)	623,125	32,657,981
Onto Innovation, Inc.(a)	55,478	5,599,395
Qorvo, Inc.(a)(b)	138,567	11,765,724
Skyworks Solutions, Inc.	225,579	16,810,147
Teradyne, Inc.	237,522	21,357,978
Universal Display Corp.	65,110	10,056,891
		237,758,389
Software — 1.8%
ANSYS, Inc.(a)	129,208	45,380,434
Aurora Innovation, Inc., Class A(a)	1,448,738	7,591,387
BILL Holdings, Inc.(a)	135,647	6,275,030
CCC Intelligent Solutions Holdings, Inc.(a)(b)	768,968	7,235,989
Docusign, Inc.(a)	71,771	5,590,243
Dolby Laboratories, Inc., Class A	88,899	6,601,640
Dropbox, Inc., Class A(a)	219,725	6,284,135
Fair Isaac Corp.(a)	6,207	11,346,148
Gen Digital, Inc.	724,384	21,296,890
Informatica, Inc., Class A(a)	154,248	3,755,939
nCino, Inc.(a)(b)	134,071	3,749,966
Nutanix, Inc., Class A(a)	283,305	21,655,834
Pegasystems, Inc.	85,332	4,619,021
PTC, Inc.(a)(b)	155,721	26,836,957
Rubrik, Inc., Class A(a)(b)	57,539	5,154,919
SailPoint, Inc.(a)	87,932	2,010,126
SentinelOne, Inc., Class A(a)(b)	121,452	2,220,143
Teradata Corp.(a)	106,143	2,368,050
Tyler Technologies, Inc.(a)(b)	10,773	6,386,665
UiPath, Inc., Class A(a)	639,513	8,185,766
Security	Shares	Value
Software (continued)
Unity Software, Inc.(a)(b)	444,186	$ 10,749,301
Zoom Communications, Inc., Class A(a)	388,506	30,295,698
		245,590,281
Specialized REITs — 3.1%
Crown Castle, Inc.	640,339	65,782,025
CubeSmart	334,151	14,201,418
Digital Realty Trust, Inc.	497,733	86,769,794
EPR Properties	109,623	6,386,636
Extra Space Storage, Inc.	311,050	45,861,212
Gaming & Leisure Properties, Inc.	390,916	18,247,959
Iron Mountain, Inc.	432,919	44,404,502
Millrose Properties, Inc., Class A(a)	176,436	5,030,190
National Storage Affiliates Trust	103,693	3,317,139
Rayonier, Inc.	228,626	5,070,925
SBA Communications Corp., Class A	158,717	37,273,100
VICI Properties, Inc.	1,559,817	50,850,034
Weyerhaeuser Co.	1,067,580	27,426,130
		410,621,064
Specialty Retail — 1.7%
AutoNation, Inc.(a)	40,679	8,080,883
Bath & Body Works, Inc.	314,188	9,413,072
Best Buy Co., Inc.	284,742	19,114,730
CarMax, Inc.(a)(b)	224,248	15,071,708
Dick’s Sporting Goods, Inc.	79,643	15,754,182
Five Below, Inc.(a)	80,128	10,511,191
Floor & Decor Holdings, Inc., Class A(a)(b)	106,729	8,107,135
GameStop Corp., Class A(a)(b)	603,166	14,711,219
Gap, Inc. (The)	338,886	7,391,104
Lithia Motors, Inc., Class A	33,857	11,437,572
Penske Automotive Group, Inc.	27,274	4,685,946
RH(a)(b)	18,654	3,525,793
Ross Stores, Inc.	380,391	48,530,284
Ulta Beauty, Inc.(a)	50,011	23,396,146
Valvoline, Inc.(a)	21,805	825,755
Wayfair, Inc., Class A(a)(b)	113,239	5,791,042
Williams-Sonoma, Inc.	148,891	24,324,323
		230,672,085
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	1,933,729	39,544,758
HP, Inc.	1,391,757	34,042,376
NetApp, Inc.	181,939	19,385,601
Pure Storage, Inc., Class A(a)	65,549	3,774,311
Sandisk Corp.(a)	198,920	9,021,022
Super Micro Computer, Inc.(a)	409,313	20,060,430
Western Digital Corp.	510,338	32,656,529
		158,485,027
Textiles, Apparel & Luxury Goods — 0.6%
Amer Sports, Inc.(a)	219,303	8,500,184
Birkenstock Holding PLC(a)(b)	55,116	2,710,605
Columbia Sportswear Co.	37,925	2,316,459
Crocs, Inc.(a)	80,094	8,111,920
Lululemon Athletica, Inc.(a)	65,578	15,580,021
PVH Corp.	77,056	5,286,042
Ralph Lauren Corp., Class A	53,461	14,663,283
Skechers U.S.A., Inc., Class A(a)	194,100	12,247,710
Tapestry, Inc.	25,823	2,267,518
Under Armour, Inc., Class A(a)	299,697	2,046,931
Under Armour, Inc., Class C, NVS(a)	277,701	1,802,279
VF Corp.	517,603	6,081,835
		81,614,787

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	153,634	$ 8,986,053
Applied Industrial Technologies, Inc.	56,218	13,067,874
Core & Main, Inc., Class A(a)	117,002	7,061,071
Fastenal Co.	302,703	12,713,526
Ferguson Enterprises, Inc.	268,977	58,569,742
MSC Industrial Direct Co., Inc., Class A	64,851	5,513,632
QXO, Inc.(a)(b)	875,113	18,849,934
SiteOne Landscape Supply, Inc.(a)(b)	43,700	5,285,078
United Rentals, Inc.	95,676	72,082,298
Watsco, Inc.	51,465	22,727,973
WESCO International, Inc.	71,169	13,180,499
WW Grainger, Inc.	9,547	9,931,171
		247,968,851
Water Utilities — 0.4%
American Water Works Co., Inc.	287,610	40,009,427
Essential Utilities, Inc.	407,211	15,123,817
		55,133,244
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA	150,184	5,627,394
Total Long-Term Investments — 99.8% (Cost: $11,914,501,713)		13,381,805,508
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	335,957,403	$ 336,091,786
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	41,489,104	41,489,104
Total Short-Term Securities — 2.8% (Cost: $377,391,938)		377,580,890
Total Investments — 102.6% (Cost: $12,291,893,651)		13,759,386,398
Liabilities in Excess of Other Assets — (2.6)%		(350,372,892)
Net Assets — 100.0%		$ 13,409,013,506

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 423,380,361	$ —	$ (87,256,784)(a)	$ (11,657)	$ (20,134)	$ 336,091,786	335,957,403	$ 280,371 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,015,923	27,473,181 (a)	—	—	—	41,489,104	41,489,104	235,074	—
				$ (11,657)	$ (20,134)	$ 377,580,890		$ 515,445	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	13	09/19/25	$ 4,065	$ 142,813
S&P Mid 400 E-Mini Index	74	09/19/25	23,129	600,077
				$ 742,890

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Mid-Cap Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 13,381,805,506	$ —	$ 2	$ 13,381,805,508
Short-Term Securities
Money Market Funds	377,580,890	—	—	377,580,890
	$ 13,759,386,396	$ —	$ 2	$ 13,759,386,398
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 742,890	$ —	$ —	$ 742,890

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust